Earnings per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings per share
19.
Earnings per share

Basic earnings per share

The basic earnings per share and the weighted average number of common shares outstanding have been calculated as follows:

(in thousands of dollars and number of shares)	2024	2023
Net income	422,484	504,877
Issued common shares, beginning of period	84,441,733	86,539,559
Effect of stock options exercised	285,606	340,802
Effect of repurchase of own shares	(175,763)	(972,615)
Weighted average number of common shares	84,551,576	85,907,746

Earnings per share – basic (in dollars)	5.00	5.88

Diluted earnings per share

The diluted earnings per share and the weighted average number of common shares outstanding after adjustment for the effects of all dilutive common shares have been calculated as follows:

(in thousands of dollars and number of shares)	2024	2023
Net income	422,484	504,877
Weighted average number of common shares	84,551,576	85,907,746
Dilutive effect:
Stock options, restricted share units
and performance share units	691,532	1,147,023
Weighted average number of diluted common shares	85,243,108	87,054,769

Earnings per share - diluted (in dollars)	4.96	5.80

As at December 31, 2024, no stock options were excluded from the calculation of diluted earnings per share (2023 – nil) as none were deemed to be anti-dilutive.

The average market value of the Company’s shares for purposes of calculating the dilutive effect of stock options was based on quoted market prices for the period during which the options were outstanding.